Summary of Significant Accounting Policies - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 594,061	$ 91,958	¥ 403,693	$ 57,023	¥ 290,352	$ 42,235
Less than 3 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	466,082	72,148	345,838
More than 3 months and less than 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 127,979	$ 19,810	¥ 57,855